Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Outcomes
The following table provides specified executive compensation and financial performance measures for our five most recently completed fiscal years.

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO[1] ($)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs[2] ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)[5] ($)	Adjusted EBITDA (in millions)[6] ($)
					Total Shareholder Return[3] ($)	Peer Group Total Shareholder Return[4] ($)
2024	7,125,058	8,216,822	1,929,782	2,162,974	58.0	144.3	52.9	412.1
2023	7,536,719	8,979,508	1,992,744	2,238,170	52.1	123.6	26.2	417.1
2022	10,375,485	3,607,005	2,220,306	852,747	38.6	102.7	65.5	418.1
2021	7,822,945	8,028,794	2,050,605	1,802,766	69.3	143.0	62.8	407.8
2020	5,256,659	(1,110,314)	1,812,604	701,061	61.2	131.3	5.3	364.5
(1)The dollar amounts reported in this column represent the amount of Compensation Actually Paid (CAP) to our President and CEO, Barry C. McCarthy, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McCarthy during the applicable year. To calculate CAP to Mr. McCarthy, for each of the years shown, the following deductions and additions were made to the SCT total compensation:

Reconciliation of CEO SCT Total to CAP
Year	SCT Total ($)	Equity Deductions from SCT Total(a) ($)	Equity Additions to SCT Total(b) ($)	CAP ($)
2024	7,125,058	(5,308,392)	6,400,156	8,216,822
2023	7,536,719	(5,329,797)	6,772,586	8,979,508
2022	10,375,485	(4,871,517)	(1,896,963)	3,607,005
2021	7,822,945	(6,439,546)	6,645,395	8,028,794
2020	5,256,659	(4,274,576)	(2,092,397)	(1,110,314)
(a)Represents the grant date fair values of equity-based awards granted each year, as shown in the Stock Awards and Option Awards columns of the SCT.
(b)For each year, reflects the sum of the equity fair value categories described as follows, calculated in accordance with Item 402(v) of Regulation S-K:

Year	Year-end fair value of awards granted in the year and outstanding and unvested at year-end ($)	Prior year-end to year-end change in fair value of awards granted in prior years and outstanding and unvested at year-end ($)	Fair value as of vesting date of awards granted and vested in the year ($)	Prior year-end to vesting-date change in fair value of awards granted in prior years that vested in the year ($)	Prior year-end fair value of awards granted in prior years that were forfeited in the year ($)	Value of dividends or other earnings paid on awards not otherwise reflected in the fair values ($)	Total Equity Additions to SCT Total ($)
2024	6,188,528	197,088	—	(22,829)	(164,242)	201,611	6,400,156
2023	6,013,430	646,150	—	34,383	—	78,623	6,772,586
2022	2,406,099	(4,384,367)	—	(58)	—	81,363	(1,896,963)
2021	4,552,443	607,333	—	1,345,862	—	139,757	6,645,395
2020	2,823,913	(3,329,142)	—	(1,671,035)	—	83,867	(2,092,397)
(2)The dollar amounts reported in this column represent the average amount of CAP to the non-CEO named executive officers (“Other NEOs”) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs during the applicable year. The Other NEOs reflected in this and the preceding column consist of the following individuals: 2024—William C. Zint, Tracey G. Engelhardt, Yogaraj Jeyaprakasam, and Jeffrey L. Cotter; 2023—William C. Zint, Tracey G. Engelhardt, Michael A. Reed, and Yogaraj Jeyaprakasam; 2022—William C. Zint, Scott C. Bomar, Christopher L. Thomas, Yogaraj Jeyaprakasam, and Michael A. Reed; 2021—Scott C. Bomar, Keith A. Bush, Christopher L. Thomas, Michael A. Reed, and Jeffrey L. Cotter; and 2020—Keith A. Bush, Christopher L. Thomas, Michael A. Reed, and Jeffrey L. Cotter. To calculate CAP to our Other NEOs for each of the years shown, the following deductions and additions were made to the SCT total compensation:

Other NEOs Reconciliation of Average SCT Total to Average CAP
Year	SCT Total ($)	Equity Deductions from SCT Total(a) ($)	Equity Additions to SCT Total(b) ($)	CAP ($)
2024	1,929,782	(1,013,415)	1,246,607	2,162,974
2023	1,992,744	(956,940)	1,202,366	2,238,170
2022	2,220,306	(1,197,255)	(170,304)	852,747
2021	2,050,605	(1,228,600)	980,761	1,802,766
2020	1,812,604	(1,171,147)	59,604	701,061
(a)Represents the grant date fair value of equity-based awards granted each year, as shown in the Stock Awards and Option Awards columns of the SCT.
(b)For each year, reflects the sum of the equity fair value categories described as follows, calculated in accordance with Item 402(v) of Regulation S-K:

Year	Year-end fair value of awards granted in the year and outstanding and unvested at year-end ($)	Prior year-end to year-end change in fair value of awards granted in prior years and outstanding and unvested at year-end ($)	Fair value as of vesting date of awards granted and vested in the year ($)	Prior year-end to vesting-date change in fair value of awards granted in prior years that vested in the year ($)	Prior year-end fair value of awards granted in prior years that were forfeited in the year ($)	Value of dividends or other earnings paid on awards not otherwise reflected in the fair values ($)	Total Equity Additions to SCT Total ($)
2024	1,181,440	37,409	—	7,010	(12,830)	33,578	1,246,607
2023	1,079,683	112,881	—	(8,953)	—	18,755	1,202,366
2022	544,028	(414,256)	—	(43,365)	(271,588)	14,877	(170,304)
2021	885,667	116,547	—	142,783	(177,089)	12,853	980,761
2020	737,637	(594,542)	—	(68,673)	(18,243)	3,425	59,604
(3)Assuming an initial investment of $100 on December 31, 2019, TSR assumes reinvestment of all dividends, if any, and reflects changes in the company’s share price since the assumed initial investment date.
(4)Represents the weighted Peer Group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Peer Group used for this purpose is the Dow Jones U.S. Support Services (DJUSIS) Index.
(5)Dollar values represent the amount of net income reported in our audited financial statements for the applicable year.
(6)See Annex A for a reconciliation of adjusted EBITDA, a non-GAAP financial measure, to the most directly comparable GAAP financial measure.

Company Selected Measure Name	adjusted EBITDA
Peer Group Issuers, Footnote	Represents the weighted Peer Group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Peer Group used for this purpose is the Dow Jones U.S. Support Services (DJUSIS) Index.
PEO Total Compensation Amount	$ 7,125,058	$ 7,536,719	$ 10,375,485	$ 7,822,945	$ 5,256,659
PEO Actually Paid Compensation Amount	$ 8,216,822	8,979,508	3,607,005	8,028,794	(1,110,314)
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of Compensation Actually Paid (CAP) to our President and CEO, Barry C. McCarthy, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McCarthy during the applicable year. To calculate CAP to Mr. McCarthy, for each of the years shown, the following deductions and additions were made to the SCT total compensation:

Reconciliation of CEO SCT Total to CAP
Year	SCT Total ($)	Equity Deductions from SCT Total(a) ($)	Equity Additions to SCT Total(b) ($)	CAP ($)
2024	7,125,058	(5,308,392)	6,400,156	8,216,822
2023	7,536,719	(5,329,797)	6,772,586	8,979,508
2022	10,375,485	(4,871,517)	(1,896,963)	3,607,005
2021	7,822,945	(6,439,546)	6,645,395	8,028,794
2020	5,256,659	(4,274,576)	(2,092,397)	(1,110,314)
(a)Represents the grant date fair values of equity-based awards granted each year, as shown in the Stock Awards and Option Awards columns of the SCT.
(b)For each year, reflects the sum of the equity fair value categories described as follows, calculated in accordance with Item 402(v) of Regulation S-K:

Year	Year-end fair value of awards granted in the year and outstanding and unvested at year-end ($)	Prior year-end to year-end change in fair value of awards granted in prior years and outstanding and unvested at year-end ($)	Fair value as of vesting date of awards granted and vested in the year ($)	Prior year-end to vesting-date change in fair value of awards granted in prior years that vested in the year ($)	Prior year-end fair value of awards granted in prior years that were forfeited in the year ($)	Value of dividends or other earnings paid on awards not otherwise reflected in the fair values ($)	Total Equity Additions to SCT Total ($)
2024	6,188,528	197,088	—	(22,829)	(164,242)	201,611	6,400,156
2023	6,013,430	646,150	—	34,383	—	78,623	6,772,586
2022	2,406,099	(4,384,367)	—	(58)	—	81,363	(1,896,963)
2021	4,552,443	607,333	—	1,345,862	—	139,757	6,645,395
2020	2,823,913	(3,329,142)	—	(1,671,035)	—	83,867	(2,092,397)

Non-PEO NEO Average Total Compensation Amount	$ 1,929,782	1,992,744	2,220,306	2,050,605	1,812,604
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,162,974	2,238,170	852,747	1,802,766	701,061
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of CAP to the non-CEO named executive officers (“Other NEOs”) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs during the applicable year. The Other NEOs reflected in this and the preceding column consist of the following individuals: 2024—William C. Zint, Tracey G. Engelhardt, Yogaraj Jeyaprakasam, and Jeffrey L. Cotter; 2023—William C. Zint, Tracey G. Engelhardt, Michael A. Reed, and Yogaraj Jeyaprakasam; 2022—William C. Zint, Scott C. Bomar, Christopher L. Thomas, Yogaraj Jeyaprakasam, and Michael A. Reed; 2021—Scott C. Bomar, Keith A. Bush, Christopher L. Thomas, Michael A. Reed, and Jeffrey L. Cotter; and 2020—Keith A. Bush, Christopher L. Thomas, Michael A. Reed, and Jeffrey L. Cotter. To calculate CAP to our Other NEOs for each of the years shown, the following deductions and additions were made to the SCT total compensation:

Other NEOs Reconciliation of Average SCT Total to Average CAP
Year	SCT Total ($)	Equity Deductions from SCT Total(a) ($)	Equity Additions to SCT Total(b) ($)	CAP ($)
2024	1,929,782	(1,013,415)	1,246,607	2,162,974
2023	1,992,744	(956,940)	1,202,366	2,238,170
2022	2,220,306	(1,197,255)	(170,304)	852,747
2021	2,050,605	(1,228,600)	980,761	1,802,766
2020	1,812,604	(1,171,147)	59,604	701,061
(a)Represents the grant date fair value of equity-based awards granted each year, as shown in the Stock Awards and Option Awards columns of the SCT.
(b)For each year, reflects the sum of the equity fair value categories described as follows, calculated in accordance with Item 402(v) of Regulation S-K:

Year	Year-end fair value of awards granted in the year and outstanding and unvested at year-end ($)	Prior year-end to year-end change in fair value of awards granted in prior years and outstanding and unvested at year-end ($)	Fair value as of vesting date of awards granted and vested in the year ($)	Prior year-end to vesting-date change in fair value of awards granted in prior years that vested in the year ($)	Prior year-end fair value of awards granted in prior years that were forfeited in the year ($)	Value of dividends or other earnings paid on awards not otherwise reflected in the fair values ($)	Total Equity Additions to SCT Total ($)
2024	1,181,440	37,409	—	7,010	(12,830)	33,578	1,246,607
2023	1,079,683	112,881	—	(8,953)	—	18,755	1,202,366
2022	544,028	(414,256)	—	(43,365)	(271,588)	14,877	(170,304)
2021	885,667	116,547	—	142,783	(177,089)	12,853	980,761
2020	737,637	(594,542)	—	(68,673)	(18,243)	3,425	59,604

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR—Because stock is a significant portion of our NEO compensation packages, as our TSR has fluctuated and decreased, so has the compensation realized by our NEOs. Similarly, the peer group TSR has also fluctuated.

Compensation Actually Paid vs. Net Income	Net Income—While the performance of our leadership team has resulted in an increase in net income over the past five years, the CAP to the team over this period has tracked more in line with our TSR.
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Adjusted EBITDA—While the performance of our leadership team has resulted in an increase in adjusted EBITDA over the past five years, the CAP to the team over this period has tracked more in line with our TSR.

Total Shareholder Return Vs Peer Group	CAP vs. TSR—Because stock is a significant portion of our NEO compensation packages, as our TSR has fluctuated and decreased, so has the compensation realized by our NEOs. Similarly, the peer group TSR has also fluctuated.

Tabular List, Table

Tabular List of Most Important Measures
Adjusted EBITDA
Adjusted EPS
Adjusted Free Cash Flow
Adjusted Revenue
Relative TSR
Strategic Initiatives

Total Shareholder Return Amount	$ 58.0	52.1	38.6	69.3	61.2
Peer Group Total Shareholder Return Amount	144.3	123.6	102.7	143.0	131.3
Net Income (Loss)	$ 52,900,000	$ 26,200,000	$ 65,500,000	$ 62,800,000	$ 5,300,000
Company Selected Measure Amount	412,100,000	417,100,000	418,100,000	407,800,000	364,500,000
PEO Name	Barry C. McCarthy
Additional 402(v) Disclosure	Assuming an initial investment of $100 on December 31, 2019, TSR assumes reinvestment of all dividends, if any, and reflects changes in the company’s share price since the assumed initial investment date.Dollar values represent the amount of net income reported in our audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	See Annex A for a reconciliation of adjusted EBITDA, a non-GAAP financial measure, to the most directly comparable GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name	Strategic Initiatives
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,308,392)	$ (5,329,797)	$ (4,871,517)	$ (6,439,546)	$ (4,274,576)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,400,156	6,772,586	(1,896,963)	6,645,395	(2,092,397)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,188,528	6,013,430	2,406,099	4,552,443	2,823,913
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	197,088	646,150	(4,384,367)	607,333	(3,329,142)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,829)	34,383	(58)	1,345,862	(1,671,035)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(164,242)	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,611	78,623	81,363	139,757	83,867
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,013,415)	(956,940)	(1,197,255)	(1,228,600)	(1,171,147)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,246,607	1,202,366	(170,304)	980,761	59,604
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,181,440	1,079,683	544,028	885,667	737,637
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,409	112,881	(414,256)	116,547	(594,542)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,010	(8,953)	(43,365)	142,783	(68,673)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,830)	0	(271,588)	(177,089)	(18,243)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 33,578	$ 18,755	$ 14,877	$ 12,853	$ 3,425